Post-employment Benefits (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Post-employment benefits	R$ 234,547	R$ 259,352	R$ 260,159
Employees [Member]
Disclosure of transactions between related parties [line items]
Post-employment benefits	232,573	257,543	258,518
Management [Member]
Disclosure of transactions between related parties [line items]
Post-employment benefits	1,974	1,809	1,641
Pension Plans | Employees [Member]
Disclosure of transactions between related parties [line items]
Post-employment benefits	38,336	48,087	55,320
Pension Plans | Management [Member]
Disclosure of transactions between related parties [line items]
Post-employment benefits	1,841	1,595	1,441
Healthcare Plan Post Employment | Employees [Member]
Disclosure of transactions between related parties [line items]
Post-employment benefits	134,384	134,044	128,652
Healthcare Plan Active Employees | Employees [Member]
Disclosure of transactions between related parties [line items]
Post-employment benefits	59,853	75,412	74,546
Healthcare Plan | Management [Member]
Disclosure of transactions between related parties [line items]
Post-employment benefits	R$ 133	R$ 214	R$ 200